UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Absolute Insight Multi-Strategy Fund
January 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--19.1%		Rate (%)	Date	Amount ($) [a]		Value ($)
Austria--.2%
Erste Group Bank,
Sub. Notes		5.50	5/26/25	200,000	b	192,280
Belgium--.2%
Solvay,
Sr. Unscd. Bonds	EUR	2.75	12/2/27	200,000		222,231
Colombia--.9%
Colombian Government,
Sr. Unscd. Notes		5.00	6/15/45	200,000		164,500
Colombian Government,
Notes, Ser. B	COP	5.00	11/21/18	300,000,000		86,321
Colombian Government,
Bonds, Ser. B	COP	7.75	9/18/30	700,000,000		187,223
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	400,000,000		132,015
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	500,000,000		169,802
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	200,000		139,440
						879,301
Costa Rica--.3%
Costa Rican Government,
Sr. Unscd. Notes		7.16	3/12/45	200,000		168,750
Costa Rican Government,
Sr. Unscd. Notes		7.00	4/4/44	200,000		168,750
						337,500
Croatia--.4%
Croatian Government,
Sr. Unscd. Notes	EUR	3.88	5/30/22	100,000		110,550
Croatian Government,
Sr. Unscd. Notes		6.00	1/26/24	300,000		323,209

						433,759
Czech Republic--.1%
CE Energy,
Sr. Scd. Notes	EUR	7.00	2/1/21	100,000		106,217
Dominican Republic--.4%
Dominican Republic Government,
Unscd. Notes		6.88	1/29/26	450,000		456,750
El Salvador--.3%
El Salvadoran Government,
Sr. Unscd. Notes		7.63	2/1/41	100,000		78,125
El Salvadoran Government,
Sr. Unscd. Notes		7.65	6/15/35	300,000		237,750
						315,875
France--1.1%
AXA,
Jr. Sub. Notes	EUR	3.88	5/20/49	210,000	b	219,837
BNP Paribas Cardif,
Sub. Notes	EUR	4.03	11/25/49	200,000	b	202,877
Credit Agricole Assurances,
Sub. Bonds	EUR	4.25	1/29/49	200,000	b	201,543
Credit Agricole,
Sub. Notes		8.13	9/19/33	250,000	b	273,032
Electricite de France,
Jr. Sub. Notes	EUR	5.38	1/28/49	100,000	b	102,478
La Financiere Atalian,
Gtd. Bonds	EUR	7.25	1/15/20	100,000		114,374
						1,114,141
Gabon--.2%
Gabonese Government,
Sr. Unscd. Bonds		6.95	6/16/25	200,000		154,910
Germany--.6%
Bertelsmann SE & Co.,
Jr. Sub. Notes	EUR	3.50	4/23/75	100,000		91,622
Commerzbank,
Sub. Notes	EUR	7.75	3/16/21	100,000		128,150
Deutsche Bank,
Sub. Notes	EUR	2.75	2/17/25	200,000		193,386
Progroup,

Sr. Scd. Notes	EUR	5.13	5/1/22	100,000		112,033
Unitymedia Hessen,
Gtd. Notes	EUR	3.75	1/15/27	100,000		96,061
						621,252
Greece--.1%
Greek Government,
Sr. Unscd. Bonds	EUR	4.75	4/17/19	150,000	c	135,487
Hungary--.4%
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	92,000,000		382,527
Indonesia--.9%
Indonesian Government,
Sr. Unscd. Notes		5.13	1/15/45	200,000		187,499
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR70	IDR	8.38	3/15/24	5,250,000,000		383,153
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	5,200,000,000		385,342
						955,994
Ireland--.5%
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/25	150,000	b	156,903
Lansdowne Mortgage Securities,
Ser. 1, Cl. A2	EUR	0.26	6/15/45	392,875	b	343,110
						500,013
Israel--.5%
Israeli Government,
Bonds, Ser. 0122	ILS	5.50	1/31/22	270,000		85,006
Israeli Government,
Bonds, Ser. 1026	ILS	6.25	10/30/26	1,280,000		459,608
						544,614
Italy--.9%
Assicurazioni Generali,
Sub. Notes	EUR	5.50	10/27/47	170,000	b	190,606
Intesa Sanpaolo,
Jr. Sub. Notes	EUR	7.00	12/29/49	230,000	b	246,619
Italian Government,
Bonds	EUR	3.25	9/1/46	195,000	c	241,001
Unicredit,

Sub. Notes	EUR	5.75	10/28/25	120,000	b	136,500
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	100,000		105,350
						920,076
Ivory Coast--.4%
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	200,000	b	174,406
Ivory Coast Government,
Sr. Unscd. Notes		6.38	3/3/28	300,000		265,569
						439,975
Japan--.1%
Softbank Group,
Gtd. Bonds	EUR	5.25	7/30/27	100,000		99,392
Kenya--.2%
Kenyan Government,
Sr. Unscd. Notes		6.88	6/24/24	200,000		178,988
Luxembourg--.1%
Play Topco,
Sr. Unscd. Notes	EUR	7.75	2/28/20	100,000		109,903
Malaysia--.5%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0115	MYR	3.96	9/15/25	2,070,000		502,350
Mexico--1.0%
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	4,740,000		273,810
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	5,530,000		338,545
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	3,860,000		272,548
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	150,000		128,550
						1,013,453
Morocco--.7%
OCP Group,
Sr. Unscd. Notes		4.50	10/22/25	200,000		180,912
OCP Group,
Sr. Unscd. Notes		5.63	4/25/24	200,000		199,670
OCP Group,

Sr. Unscd. Notes		6.88	4/25/44	300,000		282,516
						663,098
Netherlands--.6%
Bite Finance International,
Sr. Scd. Notes	EUR	7.42	2/15/18	100,000		108,370
EDP Finance,
Sr. Unscd. Notes		4.90	10/1/19	150,000		154,633
LeasePlan,
Sr. Unscd. Notes	EUR	1.38	9/24/18	110,000		120,971
SNS Bank,
Sub. Notes	EUR	3.75	11/5/25	180,000	b	190,745
						574,719
Norway--.1%
Lock,
Sr. Scd. Notes	EUR	7.00	8/15/21	100,000		111,577
Poland--.8%
Polish Government,
Bonds, Ser. 0726	PLN	2.50	7/25/26	700,000		161,802
Polish Government,
Bonds, Ser. 0719	PLN	3.25	7/25/19	400,000		102,572
Polish Government,
Bonds, Ser. 0417	PLN	4.75	4/25/17	400,000		102,032
Polish Government,
Bonds, Ser. 1021	PLN	5.75	10/25/21	500,000		144,244
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	1,400,000		351,258
						861,908
Romania--.9%
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	900,000		229,934
Romanian Government,
Bonds, Ser. 10YR	RON	5.95	6/11/21	700,000		194,946
Romanian Government,
Sr. Unscd. Notes	EUR	3.88	10/29/35	100,000		110,397
Romanian Government,
Bonds, Ser. 10Y	RON	5.85	4/26/23	1,300,000		362,394
						897,671
Russia--.5%

Alfa Bank,
Sr. Unscd. Notes		5.00	11/27/18	200,000		198,780
Russian Government,
Bonds, Ser. 6211	RUB	7.00	1/25/23	15,000,000		170,151
Sberbank of Russia,
Sub. Notes		5.50	2/26/24	200,000	b	179,500
						548,431
South Africa--.6%
South African Government,
Bonds, Ser. R207	ZAR	7.25	1/15/20	10,000,000		599,632
Spain--.2%
Bankia,
Sub. Notes	EUR	4.00	5/22/24	200,000	b	207,644
Sweden--.1%
Verisure Holding,
Sr. Scd. Bonds	EUR	6.00	11/1/22	100,000		112,135
Switzerland--.3%
INEOS Group Holdings,
Gtd. Notes	EUR	5.75	2/15/19	100,000		106,163
UBS,
Sub. Notes	EUR	4.75	2/12/26	160,000	b	183,054
						289,217
Thailand--.8%
Thai Government,
Bonds	THB	3.63	6/16/23	9,500,000		292,066
Thai Government,
Bonds	THB	4.88	6/22/29	3,000,000		105,138
Thai Government,
Bonds	THB	3.65	12/17/21	13,000,000		397,918
						795,122
Turkey--.2%
Turkish Government,
Bonds	TRY	8.00	3/12/25	700,000		202,615
United Kingdom--1.6%
Aviva,
Jr. Sub. Notes	GBP	5.90	11/27/49	100,000	b	141,484
Aviva,
Jr. Sub. Notes	GBP	6.13	9/29/49	150,000	b	214,826

BrightHouse Group,
Sr. Scd. Notes	GBP	7.88	5/15/18	100,000		133,885
Cabot Financial,
Sr. Scd. Bonds	EUR	5.88	11/15/21	100,000	b	104,401
CPUK Finance,
Scd. Notes	GBP	7.00	8/28/20	100,000		144,949
Ephios Bondco,
Sr. Scd. Notes	EUR	6.25	7/1/22	100,000		111,238
Hiscox,
Sub. Bonds	GBP	6.13	11/24/45	120,000	b	167,694
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	100,000		108,668
Moy Park,
Gtd. Notes	GBP	6.25	5/29/21	100,000		140,442
TA Manufacturing,
Gtd. Notes	EUR	3.63	4/15/23	100,000		101,841
Unique Pub Finance,
Bonds, Ser. N	GBP	6.46	3/30/32	100,000	b	121,639
Vedanta Resources,
Sr. Unscd. Bonds		8.25	6/7/21	200,000		116,310
						1,607,377
United States--1.1%
Anheuser-Busch InBev Finance,
Gtd. Notes		3.65	2/1/26	203,000		205,990
Ball,
Gtd. Notes	EUR	3.50	12/15/20	100,000		111,322
Ball,
Gtd. Notes	EUR	4.38	12/15/23	100,000		111,241
Columbia Pipeline Group,
Gtd. Notes		4.50	6/1/25	70,000		63,258
Con'l Rubber Corp America,
Gtd. Notes	EUR	0.50	2/19/19	180,000		196,082
Drive Auto Receivables Trust,
Ser. 15-BA, Cl. B		2.12	6/17/19	350,000	c	350,030
Targa Resources Partners,
Sr. Unscd. Notes		5.00	1/15/18	100,000		93,875
						1,131,798
Zambia--.3%

Zambian Government,
Sr. Unscd. Notes	8.97	7/30/27	400,000	287,040
Total Bonds and Notes
(cost $19,775,468)				19,506,972

Common Stocks--.8%			Shares	Value ($)
Spain--.5%
Grifols, ADR			35,858	520,658
United Kingdom--.3%
Electra Private Equity			5,478	273,197
Total Common Stocks
(cost $917,339)				793,855
			Number
Options Purchased--.3%			of Contracts ($)	Value ($)
Call Options--.1%
Australian Dollar,
April 2016 @ AUD 0.68			1,500,000	15,177
British Pound,
February 2016 @ GBP 1.55			1,240,000	8
British Pound,
February 2016 @ GBP 1.48			1,184,000	44,841
Euro,
February 2016 @ EUR 1.07			1,500,000	6,613
Japanese Yen,
February 2016 @ JPY 127			600,000	4
Japanese Yen,
February 2016 @ JPY 118			1,500,000	41,711
				108,354
Put Options--.2%
British Pound,
February 2016 @ GBP 1.62			1,296,000	0
British Pound,
February 2016 @ GBP 1.55			1,240,000	99,856
CDX-NAIGS25V1-5Y,
February 2016 @ 95			2,800,000	11,298
Euro,
March 2016 @ 1.12			1,232,000	2,799
Hungarian Forint,

February 2016 @ HUF 313.50	350,000	37
ITRAXX-XOVERS24V1-5Y,
March 2016 @ 412.50	700,000	6,910
ITRAXX-XOVERS24V1-5Y,
June 2016 @ $110	3,500,000	18,354
Japanese Yen,
February 2016 @ JPY 114	600,000	4
Japanese Yen,
February 2016 @ JPY 118	600,000	252
Mexican New Peso,
February 2016 @ MXN 18.05	550,000	6,264
Russian Ruble,
April 2016 @ RUB 80	500,000	38,331
Turkish Lira,
February 2016 @ TRY 3.04	570,000	14,798
		198,903
Total Options Purchased
(cost $177,749)		307,257
	Principal
Short-Term Investments--.9%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.21%, 3/10/16
(cost $899,801)	900,000	899,778

Other Investment--76.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $78,369,477)	78,369,476 [d]	78,369,477
Total Investments (cost $100,139,834)	98.0%	99,877,339
Cash and Receivables (Net)	2.0%	2,017,132
Net Assets	100.0%	101,894,471

ADR - American Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
COP--Colombian Peso
EUR--Euro
GBP--British Pound

HUF--Hungarian Forint
IDR--Indonesian Rupiah
ILS--Israeli Shekel
MXN--Mexican New Peso
MYR--Malaysian Ringgit
PLN--Polish Zloty
RON--Romanian New Leu
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
ZAR--South African Rand
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $726,518 or .7% of net assets.
d	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $340,240 of which $407,475 related to appreciated investment securities and $747,715 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	77.8
Foreign/Governmental	10.7
Corporate Bonds	7.7
Common Stocks	.8
Asset-Backed	.4
Commercial Mortgage-Backed	.3
Options Purchased	.3
98.0

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)
Financial Futures Long
E-mini Nasdaq-100	7	596,820	March 2016	(46,960)
U.S. Treasury 10 Year Notes	16	2,073,250	March 2016	62,720

Financial Futures Short
CAC 40 10 Euro	10	(477,841)	February 2016	1,001
DJ Euro Stoxx 50	15	(492,032)	March 2016	15,273
Euro BTP Italian Government Bond	2	(303,192)	March 2016	(6,918)
Euro Currency	4	(541,925)	March 2016	30,328
Euro-Bobl	21	(3,012,675)	March 2016	(40,750)
Euro-Bond	13	(2,300,430)	March 2016	(81,417)
FTSE 100	6	(513,565)	March 2016	(383)
FTSE/MIB Index	1	(100,768)	March 2016	12,786
Japanese Yen Currency	14	(1,446,112)	March 2016	30,411
Long Gilt	3	(514,335)	March 2016	(13,213)
Mdax Index	2	(210,127)	March 2016	2,131
Pound Sterling Currency	4	(356,050)	March 2016	85,108
Standard & Poor's 500 E-mini	6	(579,030)	March 2016	32,047
U.S. Treasury 2 Year Notes	2	(437,250)	March 2016	(2,441)
U.S. Treasury 5 Year Notes	17	(2,051,422)	March 2016	(44,434)

Gross Unrealized Appreciation				271,805
Gross Unrealized Depreciation				(236,516)

	Face Amount
	Covered By
	Contracts ($)	Value ($)
Call Options:
British Pound,
February 2016 @ GBP 1.6	1,240,000	(99,856)
British Pound,
February 2016 @ GBP 1.6	1,296,000	(0)
Euro,
March 2016 @ EUR 1.1	1,166,000	(4,552)
ITRAXX-XOVERS24V1-5Y,
March 2016 @ 375	700,000	(9,860)
Japanese Yen,
February 2016 @ JPY 127	600,000	(4)

Put Options:
British Pound,
February 2016 @ GBP 1.5	1,184,000	(44,841)
British Pound,
February 2016 @ GBP 1.6	1,240,000	(8)
CDX-NAIGS25V1-5Y,
February 2016 @ 105	2,800,000	(4,368)
CDX-NAIGS25V1-5Y,
February 2016 @ 105	2,800,000	(4,368)
Euro,
March 2016 @ EUR 1.1	1,254,000	(972)
ITRAXX-XOVERS24V1-5Y,
March 2016 @ 375	700,000	(10,969)
ITRAXX-XOVERS24V1-5Y,
June 2016 @ 130	3,500,000	(11,179)
Japanese Yen,

STATEMENT OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)

February 2016 @ JPY 114	600,000	(4)
Japanese Yen,
February 2016 @ JPY 118	600,000	(252)

(premiums received $113,488)		(191,233)

EUR-Euro
GBP-British Pound
JPY-Japanese Yen

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
2/25/2016	a	1,525,000	365,707	378,321	12,614

Chilean Peso,
Expiring
2/17/2016	a	266,000,000	369,482	372,069	2,587

Euro,
Expiring:
2/17/2016	b	160	174	174	0
2/17/2016	c	54,604	59,609	59,178	(431)
2/17/2016	d	1,326,818	1,442,594	1,437,966	(4,628)
2/17/2016	e	745,848	810,749	808,328	(2,421)

Hungarian Forint,
Expiring:
2/17/2016	e	50,000,000	173,083	173,938	855
2/17/2016	f	62,400,000	216,322	217,075	753
2/17/2016	g	168,000,000	584,831	584,431	(400)

Israeli Shekel,
Expiring
2/17/2016	f	1,460,000	367,171	368,778	1,607

Mexican New Peso,

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)

Expiring:
2/17/2016	a	5,290,000	290,017	291,287	1,270
2/17/2016	c	2,700,000	144,760	148,672	3,912

New Zealand Dollar,
Expiring:
2/25/2016	d	575,476	375,000	372,065	(2,935)
2/25/2016	h	577,007	375,000	373,055	(1,945)

Russian Ruble,
Expiring:
2/17/2016	e	45,900,000	581,604	604,990	23,386
2/17/2016	f	30,110,000	380,818	396,868	16,050

Singapore Dollar,
Expiring
2/17/2016	g	865,000	600,205	606,992	6,787

South African Rand,
Expiring
2/17/2016	b	10,400,000	625,127	652,401	27,274

South Korean Won,
Expiring:
2/17/2016	e	201,000,000	167,794	167,569	(225)
2/17/2016	g	1,118,600,000	928,122	932,553	4,431

Turkish Lira,
Expiring:
2/16/2016	g	535,681	175,591	180,344	4,753
2/17/2016	a	1,157,000	379,643	389,412	9,769
2/17/2016	b	850,000	279,221	286,085	6,864
2/17/2016	d	860,000	285,401	289,451	4,050
2/17/2016	e	1,711,484	563,842	576,035	12,193

2/17/2016	g	1,200,000	394,546	403,885	9,339
2/25/2016	b	1,130,233	375,000	379,580	4,580
2/25/2016	e	1,139,599	375,000	382,725	7,725

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/25/2016	d	67,000	46,063	47,361	(1,298)

Brazilian Real,
Expiring:
2/25/2016	a	1,550,000	379,205	384,523	(5,318)
2/25/2016	b	1,500,000	368,324	372,119	(3,795)
2/25/2016	h	1,550,000	379,679	384,523	(4,844)

Chilean Peso,
Expiring:
2/17/2016	e	265,000,000	361,775	370,670	(8,895)
2/17/2016	g	208,000,000	283,282	290,941	(7,659)

Colombian Peso,
Expiring
2/17/2016	e	1320000000	403454	401483	1971

Czech Koruna,
Expiring
2/17/2016	a	11,800,000	476,301	473,226	3,075

Euro,
Expiring:
2/17/2016	e	158,872	173,083	172,180	903
2/17/2016	f	199,486	216,322	216,197	125
2/17/2016	g	531,909	584,831	576,467	8,364

Hungarian Forint,
Expiring
2/17/2016	d	218,588,632	746,637	760,417	(13,780)

Indonesian Rupiah,
Expiring
2/17/2016	h	5,654,400,000	402,019	409,077	(7,058)

Israeli Shekel,
Expiring:
2/17/2016	d	4,710,847	1,200,164	1,189,900	10,264
2/17/2016	e	1,220,000	310,701	308,157	2,544

Malaysian Ringgit,
Expiring
2/17/2016	a	2,020,000	472,965	485,495	(12,530)

Mexican New Peso,
Expiring
2/17/2016	d	19,098,630	1,068,621	1,051,643	16,978

New Zealand Dollar,
Expiring:
2/25/2016	d	1,675,204	1,079,973	1,083,077	(3,104)
2/25/2016	e	1,257,676	805,000	813,131	(8,131)

Polish Zloty,
Expiring:
2/17/2016	b	722	174	177	(3)
2/17/2016	c	240,862	59,609	59,016	593
2/17/2016	d	2,801,944	695,957	686,527	9,430

Romanian New Leu,
Expiring

2/17/2016	e	3,381,252	810,749	804,118	6,631

Russian Ruble,
Expiring:
2/17/2016	d	22,400,000	273,294	295,246	(21,952)
2/17/2016	f	26,300,000	353,495	346,650	6,845
4/22/2016	a	20,101,250	250,000	260,139	(10,139)

Singapore Dollar,
Expiring
2/17/2016	h	1,730,000	1,206,605	1,213,984	(7,379)

South African Rand,
Expiring:
2/16/2016	d	6,100,000	377,021	382,728	(5,707)
2/17/2016	d	9,100,000	542,904	570,851	(27,947)
2/17/2016	g	12,630,000	759,564	792,290	(32,726)
2/25/2016	d	5,871,130	348,390	367,766	(19,376)
2/25/2016	h	6,147,265	375,000	385,063	(10,063)
2/25/2016	i	6,675,510	400,000	418,152	(18,152)

South Korean Won,
Expiring:
2/17/2016	a	191,000,000	156,789	159,233	(2,444)
2/17/2016	e	480,000,000	397,726	400,166	(2,440)
2/17/2016	f	1,118,600,000	930,732	932,553	(1,821)
2/17/2016	g	579,500,000	476,915	483,117	(6,202)
2/25/2016	d	460,000,000	377,498	383,423	(5,925)

Thai Baht,
Expiring
2/17/2016	d	34,000,000	932,340	951,002	(18,662)

Turkish Lira,

Expiring:
2/16/2016	g	590,000	192,879	198,631	(5,752)
2/16/2016	i	860,000	282,695	289,529	(6,834)
2/17/2016	b	2,030,000	659,667	683,239	(23,572)
2/17/2016	d	2,005,681	654,761	675,054	(20,293)
2/17/2016	g	580,000	188,339	195,211	(6,872)
2/25/2016	c	2,248,093	732,101	755,004	(22,903)
					12,209

Gross Unrealized Appreciation					240,731
Gross Unrealized Depreciation					(366,561)

Counterparties:
a HSBC
b Barclays Bank
c Deutsche Bank
d Goldman Sachs International
e JP Morgan Chase Bank
f Merrill Lynch
g Royal Bank of Canada
h UBS
i Toronto Dominion Bank

OTC CREDIT SWAPS
January 31, 2016 (Unaudited)
BNY Mellon Absolute Insight Multi-Strategy Fund

									Upfront
						Implied			Premiums	Unrealized
Reference	Notional			(Pay) Receive		Credit		Market	Received	Appreciation
Obligation	Amount ($)	1	Counterparties	Fixed Rate (%)		Spread (%)	2	Value ($)	(Paid) ($)	(Depreciation) ($)
Sales Contracts:	3
Bank of America
UBS AG
12/20/2020	300,000		Bank of America		1.00		0	(6,502)	(2,831)	(3,671)
Goldman Sachs International
GAS NATURAL SDG
12/20/2020	400,000		Goldman Sachs International		1.00		0	(4,626)	572	(5,198)
CDS ITRAXX_EUROPE_CROSSOVER.24 5 20201220
12/20/2020	1,750,000		Goldman Sachs International		5.00		0	119,027	94,589	24,438
Purchased Contracts:	4
Bank of America
STANDARD CHARTERED
12/20/2020	200,000		Bank of America		1.00		0	21,281	14,261	7,020
UBS AG
12/20/2020	300,000		Bank of America		1.00		0	(7,317)	(8,827)	1,510
BAYERISCHE MOTOREN WERKE AKTIENGESELLSCHAFT
12/20/2020	200,000		Bank of America		1.00		0	97	(2,475)	2,572
DOW JONES
12/20/2020	400,000		Bank of America		1.00		0	45,516	51,320	(5,804)
Barclays Bank
MARKIT CDX.NA.EM.24 INDEX
12/20/2020	1,000,000		Barclays Bank		1.00		0	113,789	103,354	10,435
TURKEY GOVERNMENT
12/20/2020	1,000,000		Barclays Bank		1.00		0	78,106	77,029	1,077
PEOPLE'S REPUBLIC OF CHINA

12/20/2020	500,000	Barclays Bank	1.00	0	4,960	1,659	3,301
TURKEY GOVERNMENT
12/20/2020	150,000	Barclays Bank	1.00	0	11,716	12,233	(517)
MARKIT CDX.NA.EM.24 INDEX
12/20/2020	500,000	Barclays Bank	1.00	0	56,895	59,007	(2,112)
MCDONALD'S CORPORATION
12/20/2020	400,000	Barclays Bank	1.00	0	(14,337)	(12,118)	(2,219)
TOTAL SA
12/20/2020	500,000	Barclays Bank	1.00	0	(599)	3,420	(4,019)
Credit Suisse International
VALEO SA
12/20/2020	150,000	Credit Suisse International	1.00	0	231	(215)	446
UNION PACIFIC CORPORATION
12/20/2020	550,000	Credit Suisse International	1.00	0	(19,439)	(17,206)	(2,233)
UNION PACIFIC CORPORATION
12/20/2020	570,000	Credit Suisse International	1.00	0	(20,145)	(17,281)	(2,864)
HSBC BANK PLC
12/20/2020	200,000	Credit Suisse International	1.00	0	9,493	9,602	(109)
BARCLAYS BANK PLC
12/20/2020	200,000	Credit Suisse International	1.00	0	7,861	7,750	111
Goldman Sachs International
VEOLIA ENVIRONNEMENT
12/20/2020	400,000	Goldman Sachs International	1.00	0	(5,137)	(7,804)	2,667
DAIMLER AG
12/20/2020	200,000	Goldman Sachs International	1.00	0	(1,134)	(3,637)	2,503
CARLSBERG BREWERIES A/S
12/20/2020	200,000	Goldman Sachs International	1.00	0	(418)	(1,741)	1,323
GENERAL MILLS
12/20/2020	400,000	Goldman Sachs International	1.00	0	(14,041)	(13,013)	(1,028)
CDS ITRAXX_EUROPE_CROSSOVER.24 5 20201220
12/20/2020	3,500,000	Goldman Sachs International	5.00	0	(238,045)	(240,236)	2,191
ITRAXX
12/20/2020	1,750,000	Goldman Sachs International	5.00	0	(119,047)	(87,898)	(31,149)
VALEO SA

12/20/2020	50,000	Goldman Sachs International	1.00	0	77 213	(136)

Gross Unrealized Appreciation						59,594
Gross Unrealized Depreciation						(61,059)

OTC TOTAL RETURN SWAPS

January 31, 2016 (Unaudited)
BNY Mellon Absolute Insight Multi-Strategy Fund

					Unrealized
Pay/	Notional Reference				Appreciation
Receive	Amount	Entity	Counterparties	Expiration (Depreciation) ($)
Receive	34,080	CREDIT SUISSE GROUP AG	Bank of America	10/18/2016	(6,059)
Receive	95,072	BAYER AG	Bank of America	10/18/2016	(11,868)
Pay	92,076	SWISS RE AG	Bank of America	10/18/2016	1,918
Receive	108,434	HSBC HOLDINGS PLC	Bank of America	10/18/2016	(9,499)
Receive	15,755	GREENWICH LN IN FD ORD NPV	JP Morgan Chase Bank	11/5/2016	(148)
Receive	147,420	LAND SECURITIES GROUP PLC	Bank of America	10/18/2016	(18,004)
Receive	295,951	MICHELIN (CGDE)-B	Bank of America	10/18/2016	(20,897)
Pay	94,161	NATIONAL GRID PLC	Bank of America	10/18/2016	(11,814)
Receive	134,610	BEIERSDORF AG	Bank of America	10/18/2016	1,909
Receive	147,039	UBS GROUP CHF0.10 (REGD)	Bank of America	10/18/2016	(18,765)
Receive	158,309	VIVENDI SA	Bank of America	10/18/2016	3,766
Receive	180,584	UNIBAIL-RODAMCO	Bank of America	10/18/2016	1,169
Receive	50,711	REXEL SA	Bank of America	10/18/2016	(6,311)
Receive	136,838	CONTINENTAL AG	Bank of America	10/18/2016	(19,680)
Receive	69,829	SSP GROUP LTD-WI	JP Morgan Chase Bank	11/5/2016	(6,704)
Receive	57,886	WORLDPAY GROUP LTD-WI	Bank of America	10/18/2016	2,456

Receive	78,441	PROVIDENT FINANCIAL PLC	Bank of America	10/18/2016	(20,558)
Pay	44,513	ESSILOR INTERNATIONAL	Bank of America	10/18/2016	694
Pay	88,854	HANNOVER RUECKVERSICHERU-REG	Bank of America	10/18/2016	10,252
Receive	240,314	ASML HOLDING NV	Bank of America	10/18/2016	1,922
Receive	153,922	ADECCO SA	Bank of America	10/18/2016	(14,371)
Pay	172,489	HARGREAVES LANSDOWN PLC-WI	JP Morgan Chase Bank	11/5/2016	21,361
Pay	139,662	L'OREAL SA	Bank of America	10/18/2016	2,096
Receive	74,414	BG GROUP PLC	Bank of America	10/18/2016	1,096
Pay	283,388	SGS SA-REG	Bank of America	10/18/2016	(7,729)
Receive	37,267	GREENE KING PLC	Bank of America	10/18/2016	(5,680)
Pay	191,204	ENAGAS SA	Bank of America	10/18/2016	5,916
Receive	180,222	RED ELECTRICA CORPOCACION SA	Bank of America	10/18/2016	(12,768)
Pay	48,581	COUNTRYWIDE PLC	JP Morgan Chase Bank	11/5/2016	10,728
Pay	129,934	SPECTRIS PLC	JP Morgan Chase Bank	11/5/2016	16,663
Pay	145,318	GESTEVISION TELECINCO SA	Bank of America	10/18/2016	25,427
Pay	45,751	GALLIFORD TRY ORD GBP 0.50	JP Morgan Chase Bank	11/5/2016	(494)
Receive	133,992	SMURFIT KAPPA GROUP PLC	JP Morgan Chase Bank	11/5/2016	(31,425)
Receive	132,741	UBISOFT ENTERTAINMENT	Bank of America	10/18/2016	(8,695)
Receive	86,607	NEXITY EUR5	Bank of America	10/18/2016	3,022
Receive	139,848	ANTENA 3 TELEVISION	Bank of America	10/18/2016	(33,252)
Receive	291,870	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	(43,132)
Receive	72,453	SAGA	Bank of America	10/18/2016	(3,045)
Receive	255,391	WENDEL INVESTMENT	Bank of America	10/18/2016	(42,060)
Receive	95,926	SAVILLS PLC GBP0.025	JP Morgan Chase Bank	11/5/2016	(23,723)
Receive	89,902	SPIE SA - W/I	JP Morgan Chase Bank	11/5/2016	(2,853)
Receive	155,496	KIER GROUP PLC	JP Morgan Chase Bank	11/5/2016	(2,523)
Receive	74,923	SVG CAPITAL PLC	Bank of America	10/18/2016	462
Receive	71,834	EULER HERMES SA	Bank of America	10/18/2016	(6,137)
Receive	136,826	ZUMTOBEL AG	Bank of America	10/18/2016	(15,432)
Receive	154,364	RATHBONE BROTHERS PLC	JP Morgan Chase Bank	11/5/2016	2,686
Receive	145,745	THALES SA	JP Morgan Chase Bank	11/5/2016	464
Pay	72,810	TESCO PLC	JP Morgan Chase Bank	11/5/2016	(6,026)
Receive	517,116	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	(1,882)
Pay	9,216	INVESTEC PLC	JP Morgan Chase Bank	11/5/2016	2,408

Pay	143,405	STORA ENSO OYJ-R SHS	JP Morgan Chase Bank	11/5/2016	22,393
Pay	108,290	SMITHS GROUP PLC	JP Morgan Chase Bank	11/5/2016	11,293
Pay	222,311	LAFARGEHOLCIM LTD-REG	JP Morgan Chase Bank	11/5/2016	42,623
Receive	97,149	CERVED INFORMATION SOLUTIONS	JP Morgan Chase Bank	11/5/2016	4,809
Receive	35,604	BTG PLC	JP Morgan Chase Bank	11/5/2016	(2,495)
Receive	85,980	DIXONS CARPHONE PLC	JP Morgan Chase Bank	11/5/2016	(1,120)
Pay	33,558	G4S PLC	JP Morgan Chase Bank	11/5/2016	1,284
Receive	51,655	GKN PLC	JP Morgan Chase Bank	11/5/2016	(3,853)
Receive	27,394	CARNIVAL PLC	JP Morgan Chase Bank	11/5/2016	803
Receive	38,732	POLYPIPE GROUP PLC-WI	JP Morgan Chase Bank	11/5/2016	(3,809)
Receive	52,574	PERSIMMON PLC	JP Morgan Chase Bank	11/5/2016	4,399
Receive	169,879	ROYAL BANK OF SCOTLAND GROUP	JP Morgan Chase Bank	11/5/2016	(42,113)
Receive	148,458	SHIRE PLC GBP0.05	JP Morgan Chase Bank	11/5/2016	(30,212)
Pay	48,559	TRAVIS PERKINS PLS	JP Morgan Chase Bank	11/5/2016	6,357
Receive	16,471	PARAGON GROUP OF COMPANIES	JP Morgan Chase Bank	11/5/2016	(4,743)
Receive	201,832	VODAFONE GROUP PLC	JP Morgan Chase Bank	11/5/2016	8,823
Receive	155,280	WOLSELEY PLC	JP Morgan Chase Bank	11/5/2016	(23,309)
Receive	11,001	MARKET TECH HOLDINGS LTD	Bank of America	10/18/2016	(2,017)
Pay	76,318	KONINKLIJKE DSM NV	JP Morgan Chase Bank	11/5/2016	711
Receive	24,164	BOOKER GROUP	JP Morgan Chase Bank	11/5/2016	(2,642)
Receive	65,401	PLAYTECH LTD	JP Morgan Chase Bank	11/5/2016	(4,727)
Receive	80,622	IBSTOCK PLC	Bank of America	10/18/2016	(1,094)
Pay	49,672	ROTORK PLC	JP Morgan Chase Bank	11/5/2016	2,802
Receive	71,366	IBSTOCK PLC	Bank of America	10/18/2016	(762)
Receive	195,937	HEIDELBERGCEMENT AG	JP Morgan Chase Bank	11/5/2016	(12,530)
Receive	41,986	MARKET TECH HOLDINGS LTD	Bank of America	10/18/2016	(7,595)
Receive	14,282	SOFTCAT LTD-WI	Bank of America	10/18/2016	3,901
Receive	26,756	SAINSBURY (J) PLC	JP Morgan Chase Bank	11/5/2016	(177)
Receive	4,000	SOFTCAT LTD-WI	Bank of America	10/18/2016	1,098
Receive	19,514	SHERBORNE B	Bank of America	10/18/2016	3,008
Pay	17,172	KLEPIERRE	JP Morgan Chase Bank	11/5/2016	643
Pay	85,000	HALMA PLC	JP Morgan Chase Bank	11/5/2016	2,121
Pay	52,328	WM MORRISON SUPERMARKETS PLC	JP Morgan Chase Bank	11/5/2016	(14,360)
Receive	95,061	B&M EUROPEAN VALUE RETAIL	JP Morgan Chase Bank	11/5/2016	(12,573)

Receive	146,030	IMPERIAL TOBACCO GROUP PLC	JP Morgan Chase Bank	11/5/2016	12,887
Receive	293,950	SNAM RETE GAS	JP Morgan Chase Bank	11/5/2016	16,994
Receive	108,197	LANXESS AG NPV	JP Morgan Chase Bank	11/5/2016	(19,083)
Pay	466,873	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	10,710
Pay	8,402	TRAVIS PERKINS PLC	JP Morgan Chase Bank	11/5/2016	1,245
Pay	6,652	ESURE GROUP PLC-WI	Bank of America	10/18/2016	316
Receive	37,715	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	(193)
Pay	49,195	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	1,159
Pay	10,848	ROTORK	JP Morgan Chase Bank	11/5/2016	868
Receive	38,108	AIXTRON SE	Bank of America	10/18/2016	(22,586)
Receive	20,525	LAND SECURITIES GROUP PLC	Bank of America	10/18/2016	(2,823)
Receive	41,723	IMPERIAL TOBACCO GROUP PLC	JP Morgan Chase Bank	11/5/2016	5,300
Receive	15,034	GREENE KING PLC	Bank of America	10/18/2016	(1,025)
Receive	17,578	ADECCO SA-REG	Bank of America	10/18/2016	(830)
Receive	3,432	GREENE KING PLC	Bank of America	10/18/2016	(212)
Receive	8,883	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	(122)
Receive	52,432	VIVENDI SA	Bank of America	10/18/2016	2,874
Pay	5,613	TRAVIS PERKINS PLC	JP Morgan Chase Bank	11/5/2016	569
Receive	4,200	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	37
Receive	9,348	UNIBAIL-RODAMCO	JP Morgan Chase Bank	11/5/2016	173
Pay	28,475	KLEPIERRE	JP Morgan Chase Bank	11/5/2016	610
Receive	17,217	SHERBORNE B	Bank of America	10/18/2016	850
Receive	10,466	NEXITY EUR5	Bank of America	10/18/2016	962
Receive	54,481	SHERBORNE B	Bank of America	10/18/2016	1,938
Pay	20,982	IMI PLC	JP Morgan Chase Bank	11/5/2016	2,618
Pay	33,028	IMI PLC	JP Morgan Chase Bank	11/5/2016	3,993
Receive	8,107	WORLDPAY GROUP LTD-WI	Bank of America	10/18/2016	841
Receive	15,303	WORLDPAY GROUP LTD-WI	Bank of America	10/18/2016	1,567
Pay	7,222	KLEPIERRE	JP Morgan Chase Bank	11/5/2016	265
Receive	136,114	ASHTEAD GROUP PLC	Barclays Bank	1/12/2017	(38,917)
Pay	95,122	ELECTROCOMPONENTS PLC	Barclays Bank	1/12/2017	10,461
Receive	19,444	BABCOCK INTERNATIONAL GROUP	Barclays Bank	1/12/2017	(1,993)
Receive	77,444	BARRATT DEVELOPMENTS PLC	Barclays Bank	1/12/2017	(2,717)
Pay	58,575	OLD MUTUAL PLC ORD GBP0.114285714(POST CBarclays Bank		1/12/2017	(2,381)

Receive	74,536	ELIOR	Barclays Bank	1/12/2017	1,874
Pay	128,071	BUNZL PLC	Barclays Bank	1/12/2017	(2,018)
Pay	78,900	ENI SPA	Barclays Bank	1/12/2017	2,999
Receive	73,748	CINEWORLD GROUP PLC	Barclays Bank	1/12/2017	(7,545)
Pay	49,218	FIAT CHRYSLER AUTOMOBILES NV	Barclays Bank	1/12/2017	25,737
Receive	37,800	YULE CATTO & CO PLC	Barclays Bank	1/12/2017	(3,756)
Receive	53,808	COMPASS GROUP PLC ORD GBP0.10625	Barclays Bank	1/12/2017	3,571
Receive	5,557	TELEVISION FRANCAISE (T.F.1)	Barclays Bank	1/12/2017	(84)
Pay	81,160	ORION OYJ-CLASS B	Barclays Bank	1/12/2017	2,197
Receive	100,113	CREST NICHOLSON HOLDINGS -WI	Barclays Bank	1/12/2017	9,987
Receive	52,315	TAKKT AG	Barclays Bank	1/12/2017	(2,457)
Receive	83,234	DEUTSCHE BOERSE AG	Barclays Bank	1/12/2017	3,662
Pay	60,358	J.D WETHERSPOON PLC	Barclays Bank	1/12/2017	9,265
Pay	46,198	SCHRODERS PLC	Barclays Bank	1/12/2017	3,016
Receive	158,075	TUI AG-DI	Barclays Bank	1/12/2017	(2,974)
Receive	92,985	SCHRODERS PLC - NON VOTING	Barclays Bank	1/12/2017	(10,064)
Receive	64,412	LONDON STOCK EXCHANGE GROUP	Barclays Bank	1/12/2017	(5,954)
Receive	48,581	ST JAMESS PLACE PLC STJ	Barclays Bank	1/12/2017	(1,448)
Receive	108,538	MICRO FOCUS INTERNATIONAL	Barclays Bank	1/12/2017	(14,705)
Pay	7,809	IMI PLC	JP Morgan Chase Bank	11/5/2016	871
Receive	17,889	PROVIDENT FINANCIAL PLC	Bank of America	10/18/2016	(2,490)
Receive	1,626	SPIE SA - W/I	JP Morgan Chase Bank	11/5/2016	5
Pay	3,825	IMI PLC	JP Morgan Chase Bank	11/5/2016	322
Pay	1,114	BODYCOTE PLC	Bank of America	10/18/2016	76
Receive	9,186	SHERBORNE B	Bank of America	10/18/2016	847
Pay	57,468	GALP ENERGIA	Morgan Stanley Capital Servi	6/25/2016	(5,223)
Pay	79,001	RANDSTAD HOLDING NV	Morgan Stanley Capital Servi	6/25/2016	8,904
Receive	43,149	REPSOL SA EUR1 (REGD)	Morgan Stanley Capital Servi	6/25/2016	(2,204)
Receive	40,783	ZURICH FINANCIAL SERVICES AG	Morgan Stanley Capital Servi	6/25/2016	(3,972)
Pay	30,150	HAMMERSON PLC	Barclays Bank	1/12/2017	1,442
Pay	12,313	HAMMERSON PLC	Barclays Bank	1/12/2017	632
Pay	15,694	HAMMERSON PLC	Barclays Bank	1/12/2017	687
Pay	2,114	HAMMERSON PLC	Barclays Bank	1/12/2017	80
Receive	263,291	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	637

Pay	314,611	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	3,963
Pay	8,412	IMI PLC	JP Morgan Chase Bank	11/5/2016	533
Pay	1,778	IMI PLC	JP Morgan Chase Bank	11/5/2016	117
Pay	1,596	BODYCOTE PLC	Bank of America	10/18/2016	76
Receive	64,102	MELROSE INDUSTRIES PLC (NEW) ORD GB	Barclays Bank	1/12/2017	(77,505)
Pay	6,886	IMI PLC	JP Morgan Chase Bank	11/5/2016	791
Receive	8,825	VIVENDI SA	Bank of America	10/18/2016	312
Receive	13,365	HSBC HOLDINGS PLC	Bank of America	10/18/2016	(1,672)
Receive	13,606	HSBC HOLDINGS PLC	Bank of America	10/18/2016	(1,766)
Receive	30,561	SHERBORNE B	Bank of America	10/18/2016	1,303
Pay	7,074	BODYCOTE PLC	Bank of America	10/18/2016	397
Pay	10,255	BODYCOTE PLC	Bank of America	10/18/2016	518
Pay	15,137	NATIONAL GRID PLC	Bank of America	10/18/2016	(914)
Pay	3,767	NATIONAL GRID PLC	Bank of America	10/18/2016	(235)
Receive	8,148	VIVENDI SA	Bank of America	10/18/2016	156
Pay	10,160	BODYCOTE PLC	Bank of America	10/18/2016	646
Pay	1,726	BODYCOTE PLC	Bank of America	10/18/2016	99
Receive	1,281	SAINSBURY (J) PLC	JP Morgan Chase Bank	11/5/2016	(82)
Receive	1,877	SAINSBURY (J) PLC	JP Morgan Chase Bank	11/5/2016	(122)
Receive	55,583	BRITISH AMERICAN TOBACCO PLC	Bank of America	10/18/2016	4,058
Pay	19,416	TRAVIS PERKINS PLC	JP Morgan Chase Bank	11/5/2016	1,681
Receive	24,874	PERSIMMON PLC	JP Morgan Chase Bank	11/5/2016	795
Receive	2,081	VIVENDI SA	Bank of America	10/18/2016	88
Pay	2,270	BODYCOTE PLC	Bank of America	10/18/2016	103
Receive	22,375	SAINSBURY (J) PLC	JP Morgan Chase Bank	11/5/2016	(1,302)
Receive	73,926	RECKITT BENCKISER PLC	Bank of America	10/18/2016	1,168
Pay	4,838	BODYCOTE PLC	Bank of America	10/18/2016	223
Pay	17,767	BODYCOTE PLC	Bank of America	10/18/2016	891
Receive	13,895	LAND SECURITIES GROUP PLC	Bank of America	10/18/2016	(1,532)
Pay	6,033	HAMMERSON PLC	Barclays Bank	1/12/2017	173
Receive	8,118	WOLSELEY PLC	JP Morgan Chase Bank	11/5/2016	(486)
Receive	8,109	WOLSELEY PLC	JP Morgan Chase Bank	11/5/2016	(472)
Receive	35,595	LAND SECURITIES GROUP PLC	Bank of America	10/18/2016	(3,685)
Pay	15,398	HAMMERSON PLC	Barclays Bank	1/12/2017	306

Receive	8,247	ASHTEAD GROUP PLC	Barclays Bank	1/12/2017	(1,792)
Receive	27,452	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	853
Receive	2,282	ASHTEAD GROUP PLC	Barclays Bank	1/12/2017	(425)
Receive	10,124	THALES SA	JP Morgan Chase Bank	11/5/2016	432
Receive	20,604	LAND SECURITIES GROUP PLC	Bank of America	10/18/2016	(1,301)
Receive	14,296	BRITISH AMERICAN TOBACCO PLC	Bank of America	10/18/2016	1,395
Receive	5,778	ST JAMESS PLACE PLC STJ	Barclays Bank	1/12/2017	291
Receive	3,988	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	(62)
Receive	7,479	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	319
Receive	31,084	SMURFIT KAPPA GROUP PLC	JP Morgan Chase Bank	11/5/2016	(4,044)
Pay	30,298	STORA ENSO OYJ-R SHS	JP Morgan Chase Bank	11/5/2016	1,321
Receive	28,908	THALES SA	JP Morgan Chase Bank	11/5/2016	904
Receive	36,818	BRITISH AMERICAN TOBACCO PLC	Bank of America	10/18/2016	3,505
Receive	4,423	ST JAMESS PLACE PLC STJ	Barclays Bank	1/12/2017	102
Receive	22,468	SMURFIT KAPPA GROUP PLC	JP Morgan Chase Bank	11/5/2016	(3,497)
Receive	7,202	BARRATT DEVELOPMENTS PLC	Barclays Bank	1/12/2017	(16)
Pay	21,126	STORA ENSO OYJ-R SHS	JP Morgan Chase Bank	11/5/2016	1,414
Receive	6,333	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	103
Receive	8,115	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	6
Receive	51,957	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	78
Pay	518,105	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	73,100
Pay	7,352	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	519
Receive	6,888	DIXONS CARPHONE PLC	JP Morgan Chase Bank	11/5/2016	204
Receive	8,538	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	(77)
Pay	9,071	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	618
Receive	26,971	ASOS PLC	Bank of America	10/18/2016	275
Receive	14,149	ASOS PLC	Bank of America	10/18/2016	98
Receive	8,801	ASOS PLC	Bank of America	10/18/2016	111
Receive	4,002	ASOS PLC	Bank of America	10/18/2016	93
Receive	11,466	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	264
Receive	7,843	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	158
Pay	12,662	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	629
Receive	3,484	LONDON STOCK EXCHANGE GROUP	Barclays Bank	1/12/2017	(67)
Receive	23,208	ITV PLC	Barclays Bank	1/12/2017	(788)

Receive	726	LONDON STOCK EXCHANGE GROUP	Barclays Bank	1/12/2017	(49)
Receive	12,555	LONDON STOCK EXCHANGE GROUP	Barclays Bank	1/12/2017	(878)
Receive	21,907	RECKITT BENCKISER PLC	Bank of America	10/18/2016	752
Receive	28,436	PERSIMMON PLC	JP Morgan Chase Bank	11/5/2016	65
Pay	29,017	TRAVIS PERKINS PLC	JP Morgan Chase Bank	11/5/2016	2,359
Receive	6,122	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	288
Receive	32	PROVIDENT FINANCIAL PLC	Bank of America	10/18/2016	(4)
Receive	13,313	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	517
Receive	4,963	PROVIDENT FINANCIAL PLC	Bank of America	10/18/2016	(589)
Receive	97,419	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	686
Pay	104,691	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	698
Receive	1,579	SPIE SA - W/I	JP Morgan Chase Bank	11/5/2016	56
Receive	1,290	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	34
Pay	578	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	25
Receive	6,107	WOLSELEY PLC	JP Morgan Chase Bank	11/5/2016	(71)
Pay	6,723	SMITHS GROUP PLC	JP Morgan Chase Bank	11/5/2016	(508)
Receive	56,802	CAPITA GROUP PLC	Barclays Bank	1/12/2017	(1,437)
Receive	64,715	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	407
Pay	72,221	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	535
Receive	4,550	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	202
Receive	25,465	CENTRICA PLC	Barclays Bank	1/12/2017	(1,284)
Receive	10,340	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	515
Receive	13,754	ASML HOLDING NV EUR0.09 (POST SPLIT)	Bank of America	10/18/2016	1,703
Pay	1,949	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(23)
Pay	963	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(10)
Pay	2,024	REGUS PLC ORD GBP0.01	Barclays Bank	1/12/2017	(6)
Pay	2,466	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	58
Receive	11,724	ASML HOLDING NV EUR0.09 (POST SPLIT)	Bank of America	10/18/2016	1,991
Pay	18,818	REGUS PLC ORD GBP0.01	Barclays Bank	1/12/2017	(421)
Receive	3,565	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	165
Receive	33,171	SEVERN TRENT PLC ORD GBP0.9789	Bank of America	10/18/2016	2,410
Pay	2,899	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(77)
Pay	6,673	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(324)
Receive	4,626	THALES SA	JP Morgan Chase Bank	11/5/2016	156

Receive	4,646	THALES SA	JP Morgan Chase Bank	11/5/2016	134
Receive	2,953	SUNRISE COMMUNICATIONS GROUP	Morgan Stanley Capital Servi	6/25/2016	174
Pay	10,796	STORA ENSO OYJ-R SHS	JP Morgan Chase Bank	11/5/2016	(450)
Receive	3,995	GKN PLC	JP Morgan Chase Bank	11/5/2016	(57)
Receive	8,261	WENDEL INVESTMENT	Bank of America	10/18/2016	48
Pay	2,019	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(114)
Pay	967	HALMA PLC	JP Morgan Chase Bank	11/5/2016	(53)
Receive	11,764	ASML HOLDING NV EUR0.09 (POST SPLIT)	Bank of America	10/18/2016	1,856
Receive	1,613	WORLDPAY GROUP LTD-WI	Bank of America	10/18/2016	93
Receive	1,069	SPIE SA - W/I	JP Morgan Chase Bank	11/5/2016	43
Pay	26,809	REGUS PLC ORD GBP0.01	Barclays Bank	1/12/2017	7
Receive	99,224	SKANSKA AB -B SHARES	JP Morgan Chase Bank	11/5/2016	1,088
Pay	105,598	ATLAS COPCO AB-A SHS	JP Morgan Chase Bank	11/5/2016	(259)
Receive	13,081	WORLDPAY GROUP LTD-WI	Bank of America	10/18/2016	1,268
Receive	7,552	ASML HOLDING NV EUR0.09 (POST SPLIT)	Bank of America	10/18/2016	1,218
Receive	12,986	ASML HOLDING NV EUR0.09 (POST SPLIT)	Bank of America	10/18/2016	1,625
Pay	90,798	ROLLS ROYCE ORD GBP1.50	JP Morgan Chase Bank	11/5/2016	(5,051)
Pay	45,929	AVIVA PLC	Barclays Bank	1/12/2017	(3,967)
Receive	15,974	GALIFORM PLC	Bank of America	10/18/2016	1,329
Pay	3,900	AVIVA PLC	Barclays Bank	1/12/2017	(375)
Pay	21,103	ROLLS ROYCE ORD GBP1.50	JP Morgan Chase Bank	11/5/2016	(1,562)
Receive	30,687	THALES SA	JP Morgan Chase Bank	11/5/2016	955
Receive	15,926	GALIFORM PLC	Bank of America	10/18/2016	1,397
Receive	4,849	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	318
Receive	19,434	GKN PLC	JP Morgan Chase Bank	11/5/2016	(593)
Receive	2,849	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	191
Receive	1,510	SPIE SA - W/I	JP Morgan Chase Bank	11/5/2016	131
Receive	7,213	ST JAMESS PLACE PLC STJ	Barclays Bank	1/12/2017	583
Pay	8,516	SCHRODERS PLC	Barclays Bank	1/12/2017	(285)
Pay	7,691	G4S PLC	Barclays Bank	1/12/2017	(350)
Receive	388	CINEWORLD GROUP PLC	Barclays Bank	1/12/2017	22
Receive	6,423	GKN PLC	JP Morgan Chase Bank	11/5/2016	(423)
Receive	22	BALFOUR BEATTY PLC	Barclays Bank	1/12/2017	1
Receive	3,379	BALFOUR BEATTY PLC	Barclays Bank	1/12/2017	150

Receive	11,258	WOLSELEY PLC	JP Morgan Chase Bank	11/5/2016	(11)
Receive	4,256	GKN PLC	JP Morgan Chase Bank	11/5/2016	(191)
Receive	2,719	BALFOUR BEATTY PLC	Barclays Bank	1/12/2017	98
Receive	26,284	BALFOUR BEATTY PLC	Barclays Bank	1/12/2017	903
Receive	590	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	16
Pay	6,038	PENNON GROUP ORD GBP0.0407	Bank of America	10/18/2016	(58)
Receive	12,468	SSE PLC	Bank of America	10/18/2016	807
Receive	22,817	CREST NICHOLSON HOLDINGS -WI	Barclays Bank	1/12/2017	3,674
Receive	875	EUROFINS SCIENTIFIC	Bank of America	10/18/2016	35
Receive	19,350	BRITISH AMERICAN TOBACCO PLC	Bank of America	10/18/2016	2,188
Receive	34,825	BRITISH AMERICAN TOBACCO PLC	Bank of America	10/18/2016	3,902
Receive	21,205	GREENE KING PLC	Bank of America	10/18/2016	1,146
Receive	9,140	BALFOUR BEATTY PLC	Barclays Bank	1/12/2017	376
Receive	7,045	PLAYTECH LTD	JP Morgan Chase Bank	11/5/2016	319
Pay	19,481	WHITBREAD PLC	JP Morgan Chase Bank	11/5/2016	(736)
Receive	8,262	SSE PLC	Bank of America	10/18/2016	663
Pay	8,628	PENNON GROUP ORD GBP0.0407	Bank of America	10/18/2016	(201)
Receive	8,514	LONDON STOCK EXCHANGE GROUP	Barclays Bank	1/12/2017	203
Pay	19,486	WHITBREAD PLC	JP Morgan Chase Bank	11/5/2016	(729)
Receive	6,235	CAPITA GROUP PLC	Barclays Bank	1/12/2017	290
Receive	48,187	CAPITA GROUP PLC	Barclays Bank	1/12/2017	1,681
Receive	7,043	SSE PLC	Bank of America	10/18/2016	274
Pay	7,214	PENNON GROUP ORD GBP0.0407	Bank of America	10/18/2016	(86)
Pay	9,883	SCHRODERS PLC	Barclays Bank	1/12/2017	(278)
Pay	21,605	ROLLS ROYCE ORD GBP1.50	JP Morgan Chase Bank	11/5/2016	(752)
Pay	2,606	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	23
Pay	1,415	ROLLS ROYCE ORD GBP1.50	JP Morgan Chase Bank	11/5/2016	(56)
Receive	5,415	CENTRICA PLC	Barclays Bank	1/12/2017	95
Receive	18,859	CENTRICA PLC	Barclays Bank	1/12/2017	332
Pay	14,799	HAMMERSON PLC	Barclays Bank	1/12/2017	(355)
Pay	3,189	GRIFOLS SA	JP Morgan Chase Bank	11/5/2016	(115)
Pay	329,524	FTSE 250 INDEX	Bank of America	10/18/2016	23,930
Pay	178,995	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2016	24,240
Pay	87,386	FTSE 350 TRAVEL & LEISUR	Bank of America	10/18/2016	3,122

Receive	181,109	STXE 600 EUR PR	Bank of America	10/18/2016	(15,111)
Pay	97,715	S&P PHARM INDEX	JP Morgan Chase Bank	11/5/2016	3,874
Pay	833,439	FTSE 250 INDEX	JP Morgan Chase Bank	11/5/2016	62,111
Pay	12,086	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2016	984
Pay	50,631	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2016	3,060
Pay	212,668	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/12/2017	32,192
Pay	116,553	STXE 600 INSURANCE EUR PR	Barclays Bank	1/12/2017	10,081
Pay	411,159	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	22,511
Pay	243,971	ESTX PER&HOUGDS EUR PR	Barclays Bank	1/12/2017	(974)
Pay	388,042	RUSSELL UK MID 150	Barclays Bank	1/12/2017	18,997
Pay	443,974	FTSE 250 INDEX	Barclays Bank	1/12/2017	22,178
Pay	34,224	RUSSELL UK MID 150	Barclays Bank	1/12/2017	2,367
Pay	33,496	FTSE 250 INDEX	Barclays Bank	1/12/2017	760
Pay	33,703	FTSE 250 INDEX	Barclays Bank	1/12/2017	1,062
Pay	56,808	FTSE 350 GEN RETAIL INDX	Bank of America	10/18/2016	(428)
Pay	49,113	FTSE 250 INDEX	Barclays Bank	1/12/2017	(495)
Pay	64,637	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	(2,163)
Pay	16,328	FTSE 250 INDEX	Barclays Bank	1/12/2017	(227)
Pay	16,320	FTSE 250 INDEX	Barclays Bank	1/12/2017	(238)
Pay	48,625	FTSE 250 INDEX	Barclays Bank	1/12/2017	(1,193)
Pay	48,358	FTSE 250 INDEX	JP Morgan Chase Bank	11/5/2016	(1,570)
Pay	32,239	FTSE 250 INDEX	Barclays Bank	1/12/2017	(1,047)
Pay	40,371	ESTX PER&HOUGDS EUR PR	Barclays Bank	1/12/2017	(4,136)
Pay	32,283	FTSE 250 INDEX	Barclays Bank	1/12/2017	(984)
Pay	1,153	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	(64)
Pay	8,344	FTSE 350 TRAVEL & LEISUR	Bank of America	10/18/2016	(250)
Pay	54,390	FTSE 350 BANKS INDEX	Bank of America	10/18/2016	(118)
Pay	31,356	FTSE 250 INDEX	Barclays Bank	1/12/2017	(2,301)
Pay	15,685	FTSE 250 INDEX	Barclays Bank	1/12/2017	(1,142)
Pay	26,922	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	(1,461)
Pay	8,355	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	(137)
Pay	5,534	STXE 600 INDUGD&SER EUR PR	Barclays Bank	1/12/2017	(130)
Pay	16,071	FTSE 250 INDEX	Barclays Bank	1/12/2017	(593)
Pay	16,006	FTSE 250 INDEX	Barclays Bank	1/12/2017	(688)

Gross Unrealized Appreciation	767,467
Gross Unrealized Depreciation	(899,521)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	350,030	-	350,030
Commercial Mortgage-Backed	-	343,110	-	343,110
Corporate Bonds†	-	7,847,709	-	7,847,709
Equity Securities - Foreign Common Stocks†	793,855	-	-	793,855
Foreign Government	-	10,966,123	-	10,966,123
Mutual Funds	78,369,477	-	-	78,369,477
U.S. Treasury	-	899,778	-	899,778
Other Financial Instruments:
Financial Futures††	271,805	-	-	271,805
Forward Foreign Currency Exchange Contracts††	-	240,731	-	240,731
Options Purchased	-	307,257	-	307,257
Swaps††	-	827,061	-	827,061
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(236,516)	-	-	(236,516)
Forward Foreign Currency Exchange Contracts††	-	(366,561)	-	(366,561)
Options Written	-	(191,233)	-	(191,233)
Swaps††	-	(960,580)	-	(960,580)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the
exchange of commitments to pay and receive interest
based on a notional principal amount. The fund enters
into these agreements for a variety of reasons, including
to hedge certain market or interest rate risks, to manage
the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase
potential returns. The fund may elect to pay a fixed rate
and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net
interest received or paid on interest rate swap agreements
is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and
Liabilities. Interest rate swaps are valued daily and the
change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is
terminated early, the fund records a realized gain or loss
equal to the difference between the current realized value
and the expected cash flows.
The fund’s maximum risk of loss from counterparty credit
risk is the discounted net value of the cash flows to be

received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)